Subsidiaries (Schedule of Subsidiaries) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Jun. 30, 2019
Disclosure of subsidiaries [line items]
Current assets		$ 329,543	$ 327,715
Non-current assets		1,178,831	1,127,403
Current liabilities		(105,005)	(89,918)
Non-current liabilities		(691,581)	(649,482)
Carrying amount of NCI		88,436	66,695
Revenue		373,473	364,012	$ 365,704
Profit after tax		2,442	444,838	268,120
Other comprehensive income/(loss)		15,359	(6,191)	41,428
Profit attributable to NCI		15,801	10,625	31,530
Cash flows from operating activities		85,389	52,379	391,851
Cash flows from investing activities		(4,980)	(113,383)	584,497
Cash flows from financing activities excluding dividends paid to NCI		(73,648)	(1,217,601)	97,121
Effect of changes in the exchange rate on cash and cash equivalents		9,269	(7,660)	17,284
Net increase/(decrease) in cash and cash equivalents		$ 6,761	$ (1,278,605)	$ 1,073,469
OPC [Member]
Disclosure of subsidiaries [line items]
NCI percentage	[1]	35.31%	32.23%	34.82%
Current assets		$ 204,128	$ 184,211	$ 204,461
Non-current assets		807,133	720,469	736,123
Current liabilities		(100,313)	(77,792)	(99,441)
Non-current liabilities		(663,328)	(624,570)	(667,996)
Net assets		247,620	202,318	173,147
Carrying amount of NCI		87,435	65,215	60,290	$ 20,000	$ 14,000
Revenue		373,142	363,262	365,395
Profit after tax		34,366	26,266	15,934
Other comprehensive income/(loss)		15,569	(14,280)	8,514
Profit attributable to NCI		16,433	11,396	8,323
OCI attributable to NCI		4,353	(4,554)	3,686
Cash flows from operating activities		109,254	85,581	110,290
Cash flows from investing activities		(41,123)	(102,080)	(154,194)
Cash flows from financing activities excluding dividends paid to NCI		(40,539)	(34,474)	165,107
Dividends paid to NCI		(13,501)		(4,159)
Effect of changes in the exchange rate on cash and cash equivalents		9,202	(7,570)	7,126
Net increase/(decrease) in cash and cash equivalents		$ 23,293	$ (58,543)	$ 124,170

[1]	The NCI percentage represents the effective NCI of the Group.